INCOME TAX - Temporary differences in subsidiaries, branches, associates (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Local Subsidiaries
INCOME TAX
Temporary differences	$ (5,993,349)	$ (373,971)
Foreign Subsidiaries
INCOME TAX
Temporary differences	$ (9,308,322)	$ (20,176,494)